UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Snyder Capital Management, L.P.
Address:  One Market Plaza, Suite 1200
          San Francisco, CA  94105

Form 13F File Number:    28-6636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven J. Block
Title:    Vice President
Phone:    415-392-3900

Signature, Place and Date of Signing:
Steven J. Block                    San Francisco, CA   November 10, 2006
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      60

Form 13F Information Table Value Total:      2,574,062 (x1000)


List of Other Included Managers:

NO.       Form 13F File Number          Name

1         28-6808        IXIS Asset Management North America L.P.

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
NAME OF ISSUER          TITLE CUSIP      VALUE    SHARES       INV.     OTH  VOTING AUTH
                        OF               X1000                 DISC.    ER
                        CLASS                                           MGR
                                                                             SOLE     SHR      NONE

Adesa Inc.              COM   00686U10   48584    2102300 SH   Defined       4300     1893900  204100
                              4
Alpha Natural           COM   02076x10   67612    4290100 SH   Defined       108300   3748600  433200
Resources Inc.                2
American Greetings      COM   02637510   55354    2394200 SH   Defined       52500    2142500  199200
Corp. Cl A                    5
American Standard Cos   COM   02971210   19676    468800  SH   Defined       23700    424700   20400
Inc                           6
AnnTaylor Stores Corp.  COM   03611510   62886    1502300 SH   Defined       11800    1374300  116200
                              3
Arch Chemical Inc.      COM   03937R10   49253    1731200 SH   Defined       3800     1566800  160600
                              2
Borders Group           COM   09970910   60953    2987900 SH   Defined       45800    2615200  326900
                              7
Briggs & Stratton       COM   10904310   39474    1432800 SH   Defined       3200     1255800  173800
                              9
Brookfield Asset        COM   11258510   122573   2764398 SH   Defined       76125    2492698  195575
Management                    4
CEC Entertainment,      COM   12513710   80368    2550561 SH   Defined       37800    2314761  198000
Inc.                          9
Cabot Corp.             COM   12705510   76907    2067400 SH   Defined       45400    1840000  182000
                              1
Cabot Microelectronics  COM   12709P10   67394    2338457 SH   Defined       44900    2126302  167255
                              3
Cambrex Corp.           COM   13201110   51976    2509700 SH   Defined       5100     2262700  241900
                              7
Capital Lease Funding   COM   14028810   33893    3056200 SH   Defined       6600     2760400  289200
Inc.                          1
Cedar Shopping Centers  COM   15060220   47981    2967300 SH   Defined       6000     2702100  259200
Inc.                          9
Central European Media  COM   G2004520   114784   1711918 SH   Defined       32300    1543318  136300
                              2
Charming Shoppes        COM   16113310   103700   7261893 SH   Defined       151400   6548693  561800
                              3
Comstock Resources      COM   20576820   41705    1536100 SH   Defined       3000     1358300  174800
Inc.                          3
Corn Products Intl Inc  COM   21902310   50541    1553200 SH   Defined       43200    1344400  165600
                              8
Curtiss-Wright Corp     COM   23156110   30742    1012900 SH   Defined       52400    914800   45700
                              1
Cytec Industries, Inc.  COM   23282010   64390    1158300 SH   Defined       26000    1041500  90800
                              0
DRS Technologies        COM   23330X10   47967    1098400 SH   Defined       2400     985000   111000
                              0
Devon Energy Corp.      COM   25179M10   45026    712996  SH   Defined       42560    633784   36652
                              3
Dress Barn Inc.         COM   26157010   24102    1104592 SH   Defined       3200     973592   127800
                              5
Esterline Technologies  COM   29742510   42554    1260500 SH   Defined       3000     1215300  42200
Corp                          0
FTI Consulting          COM   30294110   49802    1987300 SH   Defined       4100     1775000  208200
                              9
Haemonetics Corp.       COM   40502410   37885    809500  SH   Defined       1700     728100   79700
                              0
Hasbro Inc.             COM   41805610   22932    1008000 SH   Defined       61600    844200   102200
                              7
Hawaiian Electric Inds  COM   41987010   17080    631200  SH   Defined       1800     555100   74300
                              0
Henry Schein, Inc.      COM   80640710   4422     88200   SH   Defined       15600    57700    14900
                              2
Itron Inc               COM   46574110   43508    779710  SH   Defined       1700     700510   77500
                              6
Kelly Services Inc. -   COM   48815220   15392    561550  SH   Defined       2000     487550   72000
CL. A                         8
Kennametal Inc.         COM   48917010   96146    1697193 SH   Defined       33600    1527419  136174
                              0
La-Z-Boy Inc.           COM   50533610   17807    1275600 SH   Defined       3300     1127400  144900
                              7
Lance Inc               COM   51460610   11992    544617  SH   Defined       1087     492189   51341
                              2
Liberty Media Corp. -   COM   53071M30   7398     88519   SH   Defined       16859    56939    14721
Ser A                         2
Liz Claiborne           COM   53932010   16132    408300  SH   Defined       30900    348900   28500
                              1
Nabors Industries Ltd   COM   G6359F10   8586     288600  SH   Defined       56200    184600   47800
                              3
Nautilus Inc.           COM   63910B10   43308    3149700 SH   Defined       6600     2831800  311300
                              2
Novagold Resources      COM   66987E20   77838    4961000 SH   Defined       99300    4426200  435500
Inc.                          6
O'Reilly Automotive     COM   68609110   5181     156000  SH   Defined       27500    102300   26200
Inc.                          9
Occidental Petroleum    COM   67459910   10532    218906  SH   Defined       920      168418   49568
                              5
Officemax, Inc          COM   67622P10   25670    630100  SH   Defined       32700    568800   28600
                              1
Parexel Intl Corp       COM   69946210   39661    1198576 SH   Defined       2300     1052776  143500
                              7
Patterson-UTI Energy    COM   70348110   84670    3563537 SH   Defined       63200    3208737  291600
Inc.                          1
R.R. Donnelley & Sons   COM   25786710   6549     198700  SH   Defined       44200    111800   42700
                              1
Regis Corp.             COM   75893210   50050    1396100 SH   Defined       3100     1253600  139400
                              7
Republic Services Inc.  COM   76075910   11995    298300  SH   Defined       53500    184500   60300
- Cl.A                        0
Shaw Group Inc.         COM   82028010   47970    2029200 SH   Defined       59400    1798600  171200
                              5
ShawCor LTD.            COM   82090420   1458     88000   SH   Defined                64800    23200
                              9
Simpson Manufacturing   COM   82907310   14869    550100  SH   Defined       1100     494600   54400
                              5
Triarc Companies        COM   89592710   8395     506000  SH   Defined       2500     451300   52200
                              1
Triarc Cos-B            COM   89592730   35289    2333900 SH   Defined       3600     2118400  211900
                              9
UGI Corp.               COM   90268110   91872    3757548 SH   Defined       65400    3409048  283100
                              5
United Stationers Inc   COM   91300410   72109    1550400 SH   Defined       48500    1378100  123800
                              7
Universal Health        COM   91390310   28245    471300  SH   Defined       27100    420700   23500
Services B                    0
Urban Outfitters Inc.   COM   91704710   7166     404400  SH   Defined       71200    265400   67800
                              2
Warnaco Group           COM   93439040   52301    2704284 SH   Defined       5800     2434900  263584
                              2
Watson Pharmaceuticals  COM   94268310   7602     290500  SH   Defined       55000    187400   48100
                              3
Zale Corp.              COM   98885810   51854    1869300 SH   Defined       73600    1644600  151100
                              6





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